Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Property and equipment [Line Items]
Begining Balance	¥ 720,619
Ending Balance	679,081	¥ 720,619
Cost
Property and equipment [Line Items]
Begining Balance	975,708	885,043	¥ 331,494
Additions	96,409	90,752	634,627
Transferred from construction in progress	0	0	0
Disposals	(34,609)	(87)	(81,078)
Ending Balance	1,037,508	975,708	885,043
Accumulated depreciation
Property and equipment [Line Items]
Begining Balance	(255,089)	(144,668)	(149,817)
Disposals	9,790	64	70,187
Depreciation for the year	(113,128)	(110,485)	(65,038)
Ending Balance	(358,427)	(255,089)	(144,668)
Motor vehicles
Property and equipment [Line Items]
Begining Balance	8,636
Ending Balance	7,386	8,636
Motor vehicles | Cost
Property and equipment [Line Items]
Begining Balance	18,515	18,051	19,108
Additions	4,454	464	828
Transferred from construction in progress	0	0	0
Disposals	(1,566)	0	(1,885)
Ending Balance	21,403	18,515	18,051
Motor vehicles | Accumulated depreciation
Property and equipment [Line Items]
Begining Balance	(9,879)	(7,781)	(5,537)
Disposals	338	0	1,470
Depreciation for the year	(4,476)	(2,098)	(3,714)
Ending Balance	(14,017)	(9,879)	(7,781)
Furniture, fixtures and other equipment
Property and equipment [Line Items]
Begining Balance	162,065
Ending Balance	151,836	162,065
Furniture, fixtures and other equipment | Cost
Property and equipment [Line Items]
Begining Balance	244,189	166,267	32,318
Additions	22,331	17,626	75,039
Transferred from construction in progress	5,098	60,383	59,609
Disposals	(8,584)	(87)	(699)
Ending Balance	263,034	244,189	166,267
Furniture, fixtures and other equipment | Accumulated depreciation
Property and equipment [Line Items]
Begining Balance	(82,124)	(40,442)	(21,152)
Disposals	4,340	64	509
Depreciation for the year	(33,414)	(41,746)	(19,799)
Ending Balance	(111,198)	(82,124)	(40,442)
Leasehold improvement
Property and equipment [Line Items]
Begining Balance	541,040
Ending Balance	514,329	541,040
Leasehold improvement | Cost
Property and equipment [Line Items]
Begining Balance	704,126	629,247	182,884
Additions	21,415	10,266	0
Transferred from construction in progress	45,446	64,613	524,857
Disposals	(23,446)	0	(78,494)
Ending Balance	747,541	704,126	629,247
Leasehold improvement | Accumulated depreciation
Property and equipment [Line Items]
Begining Balance	(163,086)	(96,445)	(123,128)
Disposals	5,112	0	68,208
Depreciation for the year	(75,238)	(66,641)	(41,525)
Ending Balance	(233,212)	(163,086)	(96,445)
Construction in progress
Property and equipment [Line Items]
Begining Balance	8,878
Ending Balance	5,530	8,878
Construction in progress | Cost
Property and equipment [Line Items]
Begining Balance	8,878	71,478	97,184
Additions	48,209	62,396	558,760
Transferred from construction in progress	(50,544)	(124,996)	(584,466)
Disposals	(1,013)	0	0
Ending Balance	5,530	8,878	71,478
Construction in progress | Accumulated depreciation
Property and equipment [Line Items]
Begining Balance	0	0	0
Disposals	0	0	0
Depreciation for the year	0	0	0
Ending Balance	¥ 0	¥ 0	¥ 0